INTEREST AND OTHER FINANCE COSTS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INTEREST AND OTHER FINANCE COSTS
Retirement benefit net interest expense	$ (2)	$ (3)	$ (5)
Unwinding of discount	(8)	(9)	(5)
Other	(8)	(8)
Other finance costs	(18)	(20)	(10)
Foreign exchange gains (losses)	$ 1	$ 11	$ (25)